CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Allowance for doubtful accounts, accounts receivable	$ 34,259	$ 25,691
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	8,850	5,839
Allowance for doubtful accounts, other receivables	$ 638	$ 334
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	58,358,521	58,358,521
Common stock, shares outstanding (in shares)	58,358,521	58,358,521